Consolidated Statement of Financial Position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Right-of-use assets	$ 7,844	$ 2,572
Property, plant and equipment	24,990	1,334
Investments in associates	0	8,876
Goodwill	93,678	17,832
Other intangible assets	111,421	78,853
Total non-current assets	237,933	109,467
Current assets
Right-of-use assets	3,999	1,942
Trade and other receivables	24,119	13,525
Prepayments and contract assets	26,000	8,841
Cash and cash equivalents	262,581	101,757
Assets held for sale	0	3,282
Total current assets	316,699	129,347
Total assets	554,632	238,814
EQUITY
Share premium	922,897	485,221
Share-based payment reserve	80,371	32,185
Retained earnings	(837,986)	(469,504)
Foreign currency translation reserve	(27)	1,675
Total capital and reserves	165,271	49,590
Non-controlling interests	0	(1,231)
Total equity	165,271	48,359
Non-current liabilities
Loans and borrowings	168,601	0
Contract liabilities	70,396	57,274
Lease liabilities	8,442	2,011
Deferred grant income	7,236	7,488
Deferred tax liability	1,019	0
Total non-current liabilities	255,694	66,773
Current liabilities
Trade and other payables	22,686	7,745
Accruals and provisions	36,856	18,636
Claims payable	24,628	3,890
Contract liabilities	23,786	18,744
Warrant liability	20,128	0
Lease liabilities	4,190	2,488
Deferred grant income	1,208	0
Loans and borrowings	185	70,357
Liabilities directly associated with the assets held for sale	0	1,822
Total current liabilities	133,667	123,682
Total liabilities	389,361	190,455
Total liabilities and equity	554,632	238,814
Ordinary share capital
EQUITY
Share capital	16	10
Preference share capital
EQUITY
Share capital	$ 0	$ 3